Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Employee benefit expense, excl. tax credits and government subsidies	$ 346,631	$ 396,926
Post-employment benefit expense, defined contribution plans	$ 5,269	$ 5,258